TRADE AND OTHER ACCOUNTS RECEIVABLE CURRENT, AND NON- CURRENT ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2023
Trade And Other Accounts Receivable Current, And Non- Current Accounts Receivable [Abstract]
Schedule of trade and other accounts receivable

	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Trade accounts receivable	1,185,792	952,625
Other accounts receivable	277,845	135,459
Total trade and other accounts receivable	1,463,637	1,088,084
Less: Expected credit loss	(64,778)	(67,232)
Total net trade and accounts receivable	1,398,859	1,020,852
Less: non-current portion – accounts receivable	(12,949)	(12,743)
Trade and other accounts receivable, current	1,385,910	1,008,109

Schedule of expected credit losses

	As of December 31, 2023			As December 31, 2022
Portfolio maturity	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision	Expected loss rate (1)	Gross book value (2)	Impairment loss Provision
	%	ThUS$	ThUS$	%	ThUS$	ThUS$
Up to date	1%	1,022,845	(12,672)	1%	745,334	(8,749)
From 1 to 90 days	3%	102,977	(2,989)	3%	142,780	(3,758)
From 91 to 180 days	25%	8,350	(2,048)	15%	8,622	(1,297)
From 181 to 360 days	44%	7,868	(3,491)	79%	8,269	(6,565)
Over 360 days	100%	43,752	(43,578)	98%	47,620	(46,863)
Total		1,185,792	(64,778)		952,625	(67,232)

(1)Corresponds to the consolidated expected rate of accounts receivable.
(2)The gross book value represents the maximum credit risk value of trade accounts receivables.
Schedule of trade and other accounts receivable and non-current accounts receivable
Currency balances composition of Trade and other accounts receivable and non-current accounts receivable are as follow:

Currency	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$
Argentine Peso	13,827	25,559
Brazilian Real	825,749	523,467
Chilean Peso	75,050	36,626
Colombian Peso	12,720	6,779
Euro	90,699	12,506
US Dollar	344,347	376,900
Australian Dollar	5,097	9,808
Japanese Yen	4,695	2,802
Pound Sterling	3,390	9,149
Korean Won	5,882	6,337
Other Currencies	17,403	10,919
Total	1,398,859	1,020,852

Schedule of provision for impairment losses of trade debtors and other accounts receivable
The movements of the expected credit losses of the trade accounts receivables are as follows:

	Opening balance	Write-offs	(Increase) Decrease	Closing balance
Periods	ThUS$	ThUS$	ThUS$	ThUS$
From January 1 to December 31, 2021	(122,193)	26,435	14,754	(81,004)
From January 1 to December 31, 2022	(81,004)	5,966	7,806	(67,232)
From January 1 to December 31, 2023	(67,232)	7,122	(4,668)	(64,778)

Schedule of accounts receivable categories

	As of December 31, 2023			As of December 31, 2022
	Gross exposure according to balance	Gross impaired exposure	Exposure net of risk concentrations	Gross exposure according to balance	Gross Impaired exposure	Exposure net of risk concentrations
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade accounts receivable	1,185,792	(64,778)	1,121,014	952,625	(67,232)	885,393
Other accounts receivable	277,845	—	277,845	135,459	—	135,459